LONG-TERM DEBT - SCHEDULE OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt
Long-term debt, related party		$ 0	$ 190,586
Total long-term debt	$ 1,235,172	1,245,172	190,586
Current portion of long-term debt	40,000	40,000	0
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,266	11,691	0
Long-term debt, net of current maturities	1,167,897	1,176,871	190,586
Term Loan, final payment due November 16, 2022
Long-term Debt
Term loan	$ 790,000	$ 800,000	0
6.75% Senior Notes, due December 15, 2022
Long-term Debt
Stated interest rate (as a percent)	6.75%	6.75%
Match Group senior notes	$ 445,172	$ 445,172	0
3.57% Senior Notes
Long-term Debt
Long-term debt, related party		0	79,000
5.00% Senior Notes
Long-term Debt
Long-term debt, related party		0	64,586
5.90% Senior Notes
Long-term Debt
Long-term debt, related party		$ 0	$ 47,000